Consolidated Statements of Cash Flows - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Profit before taxation	¥ 142,133	¥ 153,895	¥ 148,137
Adjustments for:
Depreciation and amortization	182,818	154,621	150,741
(Gain)/loss on disposal of property, plant and equipment	(64)	8	8
Write-off and impairment of property, plant and equipment	2,975	1,250	12,593
Credit impairment losses	5,761	4,635	3,392
Write-down of inventories	171	155	297
Interest and other income	(15,560)	(15,885)	(15,883)
Finance costs	3,246	144	210
Dividend income from equity investments at fair value through other comprehensive income	(2)
Income from investments accounted for using the equity method	(12,641)	(13,861)	(9,949)
Net exchange loss/(gain)	67	(46)	(27)
Operating cash flows before changes in working capital	308,904	284,916	289,519
Decrease /(increase) in inventories	1,348	1,212	(1,690)
Increase in contract assets	(64)	(874)
Increase in contract cost	(9,012)	(2,021)
Increase in accounts receivable	(11,981)	(7,058)	(8,367)
(Increase)/decrease in other receivables	(1,364)	1,784	648
Increase in prepayments and other current assets	(3,075)	(2,999)	(6,330)
Increase in amount due from ultimate holding company	(780)	(348)
Decrease/(increase) in deposited customer reserves	6,447	(4,835)	(3,047)
Decrease in accounts payable	(3,334)	(16,400)	(1,246)
Increase in bills payable	794	873	1,695
(Decrease)/increase in deferred revenue	(3,380)	(19,588)	1,811
Increase in accrued expenses and other payables	508	4,613	9,956
(Decrease)/increase in amount due to ultimate holding company	(107)	112	24
Cash generated from operations	284,904	239,387	282,973
Tax paid
Net cash generated from operating activities	247,591	206,151	245,514
Investing activities
Payment for property, plant and equipment	(202,365)	(192,395)	(193,015)
Payment for land use rights	(355)	(580)	(590)
Payment for other intangible assets	(2,245)	(2,189)	(638)
Proceeds from disposal of property, plant and equipment	423	8	287
Decrease/(increase) in bank deposits	157,709	(11,578)	53,889
(Increase)/decrease in restricted bank deposits (excluding deposited customer reserves)	(4,503)	(348)	578
Interest received	11,550	11,810	15,204
Payment for investments accounted for using the equity method	(161)	(375)	(168)
Dividends received from investments accounted for using the equity method	2,299	691	847
Purchase of available-for-sale financial assets			(106,296)
Maturity of available-for-sale financial assets			75,550
Purchase of financial assets at fair value through profit or loss	(161,343)	(116,810)
Maturity of financial assets at fair value through profit or loss	129,505	110,087
Purchase of financial assets at fair value through other comprehensive income		(711)
Short-term loans granted by China Mobile Finance and payment for other investments	(11,464)	(16,210)	(14,417)
Maturity of short-term loans granted by China Mobile Finance and other investments	16,810	6,367	4,650
Receipt of consideration from China Tower			57,585
Others	(66)	2	1
Net cash used in investing activities	(64,206)	(212,231)	(106,533)
Financing activities
Interest paid in relation to short-term deposits placed by ultimate holding company	(187)	(142)	(247)
Dividends paid to the Company's equity shareholders	(53,265)	(59,930)	(106,036)
Dividends paid to non-controlling shareholders of subsidiaries	(38)	(10)	(7)
Short-term deposits placed by ultimate holding company	21,637	10,873	8,611
Repayment of short-term deposits placed by ultimate holding company	(10,873)	(8,611)	(5,552)
Repayment of bonds			(5,000)
Repayment of principal and interest of lease liabilities	(22,175)
Net cash used in financing activities	(64,901)	(57,820)	(108,231)
Net increase/(decrease) in cash and cash equivalents	118,484	(63,900)	30,750
Cash and cash equivalents at beginning of year	57,302	120,636	90,413
Effect of changes in foreign exchange rate	147	566	(527)
Cash and cash equivalents at end of year	175,933	57,302	120,636
Hong Kong [member]
Tax paid
Tax paid	(13)	(233)	(135)
PRC [member]
Tax paid
Tax paid	¥ (37,300)	¥ (33,003)	¥ (37,324)